Employee Benefit Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Classes of employee benefits expense [abstract]
Schedule of Employee Benefit Expenses

	Six Months Ended June 30,
	2023	2024
(In thousands)
Wages, salaries and bonuses	$5,750	$4,744
Share-based compensation expenses (ii, Note 19)	2,300	1,839
Severance costs (i)	—	854
Welfare expenses	967	748
Housing funds	100	105
	$9,117	$8,290
(i)In June 2024, through its subsidiary, Connect US, the Company has entered into an employment transition agreement (the “Zheng Wei Transition Agreement”) with Zheng Wei, Ph.D. Pursuant to the Zheng Wei Transition Agreement, Dr. Zheng Wei has agreed to serve as a non-executive employee in the role of Senior Advisor to the Company until the earlier of (i) December 31, 2024, or (ii) the date on which Dr. Zheng Wei’s employment terminates ("Separation Date"). This amount consists of severance payments amounting to US$0.9 million as required under the Zheng Wei Transition Agreement and severance costs for other employee terminations during the six month period ended June 30, 2024.
(ii)Share-based compensation expenses also include the expenses accelerated for the unvested stock awards that will be terminated upon the Separation Date pursuant to the Zheng Wei Transition Agreement.
Employee benefit expenses were charged in the following line items in the interim condensed consolidated statements of loss:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Research and development expenses	$4,953	$4,160
Administrative expenses	4,164	4,130
	$9,117	$8,290